Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Rate of price inflation	2.00%	2.00%
Other benefit plans | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	2.40%	2.80%
Other benefit plans | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.10%
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.10%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.00%	2.00%
Foreign defined benefit plan | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.30%	1.10%
Rate of compensation increase	2.00%	2.00%
Rate of price inflation	1.00%	1.00%
Life expectations on retirement at age 65	1414 years	1414 years
Foreign defined benefit plan | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	20.50%	26.10%
Rate of compensation increase	19.70%	15.00%
Rate of price inflation	14.00%	14.00%
Life expectations on retirement at age 65	2424 years	2424 years
FISDE
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.10%
Rate of price inflation	2.00%	2.00%
Life expectations on retirement at age 65	24 years	24 years